Earnings per Share (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Numerator:
Net income	$ 5,838	$ 20,229	$ 20,830	$ 38,672
Denominator:
Basic and diluted weighted average common shares outstanding	109,799	109,825	109,799	109,825